Loans to Third Parties (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)
Loans to Third Parties (Details) [Line Items]
Annual interest	$ 300,000
Percentage of unsecured annual interest	4.85%		4.85%
Interest rate	10.00%		10.00%
Loan to third parties, description	Pursuant to the agreement with Shenzhen Kezhi Technology Co., Ltd.(“Kezhi”) on September 25, 2020 and a series of amendments entered during the period from September 25, 2020 to May 16, 2021, the Company intends to expand to media business through Kezhi. The Company originally planned to acquire certain media business assets from Kezhi, however, due to uncertainties in COVID-19, the Company and Kezhi ultimately reached into a final agreement (“Final agreement”) on May 16, 2021. Pursuant to the Final agreement, the Company agreed to extend a working capital support loan to Kezhi in aggregated of $69,723,504 (RMB444,320,000) with expected annual returns over two years and coupon interest rate of 5%.	Pursuant to the agreement with Shenzhen Kezhi Technology Co., Ltd.(“Kezhi”) on September 25, 2020 and a series of amendments entered during the period from September 25, 2020 to May 16, 2021, the Company intends to expand to media business through Kezhi. The Company originally planned to acquire certain media business assets from Kezhi, however, due to uncertainties in COVID-19, the Company and Kezhi ultimately reached into a final agreement (“Final agreement”) on May 16, 2021. Pursuant to the Final agreement, the Company agreed to extend a working capital support loan to Kezhi in aggregated of $69,723,504 (RMB444,320,000) with expected annual returns over two years and coupon interest rate of 5%.
Collected value	$ 1,255,375		¥ 8,000,000
Outstanding balance	$ 68,468,129	¥ 436,320,000
Effective interest rate	5.00%		5.00%
Principal of loan receivable	$ 3,516,618
Receivables in the current portion	64,951,511
Collected subsequently value	$ 3,952,280
Loan To Third Parties [Member]
Loans to Third Parties (Details) [Line Items]
Loans to third parties				$ 704,981
Annual Interest rate	1.00%		1.00%	8.00%